Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Clinical and development costs		$ 1,404	$ 6,717
Manufacturing and quality costs		31,917	0
Payroll and payroll-related costs		16,465	14,709
Collaboration payable - related party		28,053	34,770
Facility and other		2,772	3,644
Total accrued expenses and other current liabilities	[1]	$ 80,611	$ 59,840

[1]	Includes related party amounts of $28,053 and $34,770 at December 31, 2023 and December 31, 2022, respectively (see Note 18)